Summary of Assumptions Used to Compute Fair Value (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	110.95%
Expected term (in years)	10 years
Risk-free interest rate	4.45%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 14	$ 146	$ 150.00	$ 4,190.00
Exercise price	$ 15	$ 146	$ 58.50	$ 4,190.00
Expected volatility		61.00%	61.00%	80.00%
Expected term (in years)		5 years 7 months 9 days	5 years 7 months 9 days	5 years
Risk-free interest rate		4.20%	3.71%	3.46%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 305	$ 2,930.00	$ 5,990.00	$ 5,990
Exercise price		$ 2,500	$ 2,500.00	$ 5,990.00	$ 5,990
Expected volatility		62.12%	69.57%	110.95%
Expected term (in years)		6 years 29 days	6 years 29 days	6 years 29 days
Risk-free interest rate		4.45%	4.45%	4.31%